Schedule IV	12 Months Ended
Dec. 31, 2022
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Abstract]
Schedule IV
Reinsurance
At December 31, 2022, 2021 and 2020 and for the years then ended

					Schedule IV

(in millions)	Gross Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount	Percent of Amount Assumed to Net
2022
Life insurance in force	$1,280,831	$346,879	$188	$934,140	—%
Premiums Earned:
Life Insurance and Annuities	$4,651	932	1,318	5,037	26.2%
Accident and Health	88	32	—	56	—
Total	$4,739	$964	$1,318	$5,093	25.9%
2021
Life insurance in force	$1,280,090	$363,008	$192	$917,274	—
Premiums Earned:
Life Insurance and Annuities	$4,504	1,196	2,265	5,573	40.6%
Accident and Health	100	36	—	64	—
Total	$4,604	$1,232	$2,265	$5,637	40.2%
2020
Life insurance in force	$1,243,389	$349,453	$225	$894,161	—
Premiums Earned:
Life Insurance and Annuities	$4,273	1,072	1,073	4,274	25.1%
Accident and Health	111	44	—	67	—
Total	$4,384	$1,116	$1,073	$4,341	24.7%